GENERAL INFORMATION - Share sale and transfer (Details) - shares	Sep. 30, 2017	Apr. 30, 2017
Telenor East Holding II AS ("Telenor") | American Depositary Shares (ADS)
General information
Number of shares issued	90,000,000	70,000,000